Document and Entity Information	Oct. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2020
Entity Registrant Name	Associated Capital Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37387
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	ONE CORPORATE CENTER
Entity Address, City or Town	RYE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	203
Local Phone Number	629-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001642122
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	AC
Security Exchange Name	NYSE